Segment Reporting (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Net revenues	$ 183,915	$ 163,110	$ 164,346	$ 140,992	$ 196,170	$ 133,076	$ 121,016	$ 103,200	$ 652,363	$ 553,462	$ 400,003
Broadcast
Segment Reporting Information [Line Items]
Net revenues									576,510	512,367	372,783
Digital
Segment Reporting Information [Line Items]
Net revenues									75,853	41,095	27,220
LIN Television
Segment Reporting Information [Line Items]
Net revenues									652,363	553,462	400,003
LIN Television | Broadcast
Segment Reporting Information [Line Items]
Net revenues									576,510	512,367	372,783
LIN Television | Digital
Segment Reporting Information [Line Items]
Net revenues									$ 75,853	$ 41,095	$ 27,220